Redeemable Convertible Preferred Stock - Schedule of Outstanding Redeemable Convertible Preferred Stock (Details) - A Place For Rover INC - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized	87,611,000	87,611,000	87,611,000
Redeemable convertible preferred stock, issued	87,497,000	87,497,000	87,489,000
Redeemable convertible preferred stock, outstanding	87,497,000	87,497,000	87,489,000
Net Carrying Value		$ 290,427	$ 290,365
Redeemable convertible preferred stock, aggregate liquidation preference	$ 294,802	$ 294,802	$ 294,740
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		8,710,000	8,710,000
Redeemable convertible preferred stock, issued		8,710,000	8,710,000
Redeemable convertible preferred stock, outstanding		8,710,000	8,710,000
Issuance Price Per Share		$ 0.4647	$ 0.4647
Net Carrying Value		$ 3,325	$ 3,325
Redeemable convertible preferred stock, aggregate liquidation preference		$ 4,048	$ 4,048
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		14,104,000	14,104,000
Redeemable convertible preferred stock, issued		14,104,000	14,104,000
Redeemable convertible preferred stock, outstanding		14,104,000	14,104,000
Issuance Price Per Share		$ 0.6775	$ 0.6775
Net Carrying Value		$ 9,397	$ 9,397
Redeemable convertible preferred stock, aggregate liquidation preference		$ 9,556	$ 9,556
Series C Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		12,431,000	12,431,000
Redeemable convertible preferred stock, issued		12,431,000	12,431,000
Redeemable convertible preferred stock, outstanding		12,431,000	12,431,000
Issuance Price Per Share		$ 1.1665	$ 1.1665
Net Carrying Value		$ 14,596	$ 14,596
Redeemable convertible preferred stock, aggregate liquidation preference		$ 14,500	$ 14,500
Series D Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		7,677,000	7,677,000
Redeemable convertible preferred stock, issued		7,677,000	7,677,000
Redeemable convertible preferred stock, outstanding		7,677,000	7,677,000
Issuance Price Per Share		$ 2.0841	$ 2.0841
Net Carrying Value		$ 14,036	$ 14,036
Redeemable convertible preferred stock, aggregate liquidation preference		$ 16,000	$ 16,000
Series D -1 Convertible Preferred Stock Member
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		3,359,000	3,359,000
Redeemable convertible preferred stock, issued		3,359,000	3,359,000
Redeemable convertible preferred stock, outstanding		3,359,000	3,359,000
Issuance Price Per Share		$ 2.0841	$ 2.0841
Net Carrying Value		$ 6,981	$ 6,981
Redeemable convertible preferred stock, aggregate liquidation preference		$ 7,000	$ 7,000
Series E Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		11,021,000	11,021,000
Redeemable convertible preferred stock, issued		11,021,000	11,021,000
Redeemable convertible preferred stock, outstanding		11,021,000	11,021,000
Issuance Price Per Share		$ 3.6294	$ 3.6294
Net Carrying Value		$ 39,906	$ 39,906
Redeemable convertible preferred stock, aggregate liquidation preference		$ 40,000	$ 40,000
Series F Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		11,772,000	11,772,000
Redeemable convertible preferred stock, issued		11,772,000	11,772,000
Redeemable convertible preferred stock, outstanding		11,772,000	11,772,000
Issuance Price Per Share		$ 5.5215	$ 5.5215
Net Carrying Value		$ 64,833	$ 64,833
Redeemable convertible preferred stock, aggregate liquidation preference		$ 65,000	$ 65,000
Series G Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, authorized		18,537,000	18,537,000
Redeemable convertible preferred stock, issued		18,423,000	18,415,000
Redeemable convertible preferred stock, outstanding		18,423,000	18,415,000
Issuance Price Per Share		$ 7.5285	$ 7.5285
Net Carrying Value		$ 137,353	$ 137,291
Redeemable convertible preferred stock, aggregate liquidation preference		$ 138,698	$ 138,636